Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Cohen & Steers Low Duration Preferred & Income Fund, Inc.
Prospectus Date	rr_ProspectusDate	Sep. 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

CLASS A (LPXAX), CLASS C (LPXCX), CLASS F (LPXFX), CLASS I (LPXIX),

CLASS R (LPXRX) AND CLASS Z (LPXZX) SHARES

Supplement dated June 2, 2020 to

Summary Prospectus and Prospectus dated September 1, 2019, as supplemented, and

Statement of Additional Information dated May 1, 2020

Effective June 3, 2020, Class F shares of the Fund are available for purchase in accordance with the Fund’s Prospectus. References to the contrary in the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information are hereby removed, or revised as the context requires, with respect to the Fund only.

Cohen & Steers Low Duration Preferred & Income Fund,Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

CLASS A (LPXAX), CLASS C (LPXCX), CLASS F (LPXFX), CLASS I (LPXIX),

CLASS R (LPXRX) AND CLASS Z (LPXZX) SHARES

Supplement dated June 2, 2020 to

Summary Prospectus and Prospectus dated September 1, 2019, as supplemented, and

Statement of Additional Information dated May 1, 2020

Effective June 3, 2020, Class F shares of the Fund are available for purchase in accordance with the Fund’s Prospectus. References to the contrary in the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information are hereby removed, or revised as the context requires, with respect to the Fund only.